UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21218
Investment Company Act File Number
Eaton Vance New York Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
New York Municipal Bond Fund II
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 171.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 4.7%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$815,400
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/26(1)	235	252,766
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/32	500	520,800

		$1,588,966

Education — 16.2%
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	$455	$464,400
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,433,023
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(2)	1,275	1,394,493
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37	5	5,469
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	666,340
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	359,827
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,083,600

		$5,407,152

Escrowed/Prerefunded — 2.3%
Suffolk County Industrial Development Agency, (Huntington Hospital), Prerefunded to 11/1/12, 5.875%, 11/1/32	$750	$785,325

		$785,325

General Obligations — 6.7%
East Irondequoit Central School District, 3.00%, 6/15/23	$280	$282,990
Long Beach City School District, 4.50%, 5/1/26	770	846,369
New York, 5.00%, 2/15/34(2)	1,000	1,114,200

		$2,243,559

Hospital — 4.6%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$142,310
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	187,594
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	273,230
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	335	345,653
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	575	599,064

		$1,547,851

Industrial Development Revenue — 1.2%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$390	$401,509

		$401,509

Insured-Education — 27.8%
New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24	$1,440	$1,580,875
New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	855	889,961
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(2)	2,250	2,406,285
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	361,812
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	545	573,040
New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	500	514,615
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	850	880,141
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,100,018

		$9,306,747

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Electric Utilities — 3.4%
Long Island Power Authority, (BHAC), 5.50%, 5/1/33	$500	$561,945
Long Island Power Authority, (BHAC), 6.00%, 5/1/33	500	582,870

		$1,144,815

Insured-Escrowed/Prerefunded — 3.6%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$175	$114,361
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	550	343,739
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	1,385	742,900

		$1,201,000

Insured-General Obligations — 23.4%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$627,812
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	659,630
Freeport Union Free School District, (AGC), 4.00%, 4/1/23	180	198,637
Freeport Union Free School District, (AGC), 4.00%, 4/1/24	200	218,144
Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	250	272,450
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	277,563
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	203,389
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	208,069
New York, (AGM), 5.00%, 4/1/22	1,000	1,129,320
New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	1,795	1,810,670
Plattsburgh, (AGC), 4.25%, 11/15/19	100	119,410
Plattsburgh, (AGC), 4.25%, 11/15/20	300	361,206
Sachem Central School District, (FGIC), (NPFG), 4.25%, 10/15/28	410	424,264
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	185	215,803
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	190	219,024
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	210	240,389
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	220	249,121
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	379,547

		$7,814,448

Insured-Hospital — 3.4%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$597,345
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	526,615

		$1,123,960

Insured-Housing — 3.0%
New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$1,000	$1,014,670

		$1,014,670

Insured-Lease Revenue/Certificates of Participation — 2.5%
Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$875	$824,241

		$824,241

Insured-Other Revenue — 17.8%
New York City Cultural Resources Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$700	$716,933
New York City Cultural Resources Trust, (Museum of Modern Art), (AMBAC), (BHAC), 5.125%, 7/1/31(2)	2,500	2,543,775
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,675	1,645,704
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	950	1,047,660

		$5,954,072

Insured-Special Tax Revenue — 5.8%
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$140	$137,789
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	363,443

	Principal
	Amount
Security	(000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,240	$289,565
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	385	415,173
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	690	742,909

		$1,948,879

Insured-Transportation — 12.9%
Metropolitan Transportation Authority, (AGM), (NPFG), 5.00%, 11/15/31	$1,000	$1,065,040
New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	510	652,300
Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(2)	2,500	2,594,939

		$4,312,279

Insured-Water and Sewer — 12.7%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$905	$1,015,220
New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(2)	2,750	2,864,015
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	350	366,401

		$4,245,636

Other Revenue — 1.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$366,432

		$366,432

Special Tax Revenue — 6.4%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(2)(3)	$500	$576,855
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,400	1,552,964

		$2,129,819

Transportation — 12.2%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,109,080
Nassau County Bridge Authority, 5.00%, 10/1/35	350	380,324
Nassau County Bridge Authority, 5.00%, 10/1/40	65	69,632
New York Thruway Authority, 5.00%, 4/1/26	530	605,006
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	340	367,591
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(2)	500	542,750

		$4,074,383

Total Tax-Exempt Investments — 171.7% (identified cost $54,125,168)		$57,435,743

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.6)%		$(13,250,243)

Other Assets, Less Liabilities — (32.1)%		$(10,734,167)

Net Assets Applicable to Common Shares — 100.0%		$33,451,333

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 67.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 25.1% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $201,855.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	22 U.S. 30-Year Treasury Bond	Short	$(3,110,210)	$(3,185,875)	$(75,665)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $75,665.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,221,135

Gross unrealized appreciation	$3,770,932
Gross unrealized depreciation	(376,324)

Net unrealized appreciation	$3,394,608

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$57,435,743	$—	$57,435,743

Total Investments	$—	$57,435,743	$—	$57,435,743

Liability Description

Futures Contracts	$(75,665)	$—	$—	$(75,665)

Total	$(75,665)	$—	$—	$(75,665)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance New York Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	February 23, 2012